Equity-settled share-based payments - Option Expiry Dates and Exercise Prices (Details) - Stock Options, 2004 Stock Incentive Option Plan shares in Thousands	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in USD per share) | $ / shares	$ 6.66	$ 6.66	$ 6.66	$ 6.66
Number of share options outstanding in share-based payment arrangement (shares) | shares	1,321	1,634	1,634	1,634
May 1, 2024
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in USD per share) | $ / shares	$ 5.83
Number of share options outstanding in share-based payment arrangement (shares) | shares	400	496	496
May 1, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in USD per share) | $ / shares	$ 5.83
Number of share options outstanding in share-based payment arrangement (shares) | shares	369	452	452
January 1, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in USD per share) | $ / shares	$ 5.83
Number of share options outstanding in share-based payment arrangement (shares) | shares	124	142	142
February 16, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in USD per share) | $ / shares	$ 7.11
Number of share options outstanding in share-based payment arrangement (shares) | shares	84	103	103
October 1, 2026
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding in share-based payment arrangement (in USD per share) | $ / shares	$ 8.62
Number of share options outstanding in share-based payment arrangement (shares) | shares	344	441	441